CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated other comprehensive income (loss)
Balance, beginning of period	$ 21.1	$ 39.1
Adjustment on initial application of IFRS 9	(56.3)
Other comprehensive loss before tax	(103.8)	(18.8)
Tax	21.0	0.8
Losses on cash flow hedges transferred to cost of non-financial assets	19.5
Balance, end of period	(98.5)	21.1
Income tax expense (recovery) relating to cash flow hedges - effective portion of changes in fair value	(20.9)	4.8
Long-term Investments
Accumulated other comprehensive income (loss)
Balance, beginning of period	6.9	23.6
Adjustment on initial application of IFRS 9	(56.3)
Other comprehensive loss before tax	(26.1)	(16.4)
Tax	0.3	(0.3)
Balance, end of period	(75.2)	6.9
Derivative Contracts
Accumulated other comprehensive income (loss)
Balance, beginning of period	14.2	15.5
Other comprehensive loss before tax	(77.7)	(2.4)
Tax	20.7	1.1
Losses on cash flow hedges transferred to cost of non-financial assets	19.5
Balance, end of period	(23.3)	$ 14.2
Income tax expense (recovery) relating to cash flow hedges - effective portion of changes in fair value	$ 10.0